SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.SUBSEQUENT EVENTS

Management has evaluated events subsequent to December 31, 2023 and through March 18, 2024, the date these consolidated financial statements were authorized for issuance by the Board of Directors. The following events which occurred subsequent to December 31, 2023 merited disclosure in these consolidated financial statements. Management determined that no adjustments were required to the figures presented as a result of these events.

IPO and refinancing activities

On January 31, 2024, the Company’s initial public offering (including the proceeds from the exercise of the overallotment option described below, together with the use of proceeds therefrom, the “Amer Sports IPO”) priced and its ordinary shares began trading on the New York Stock Exchange under the ticker “AS” on February 1, 2024.

The Amer Sports IPO closed on February 5, 2024, raising USD 1.37 billion in gross proceeds, and the underwriters subsequently exercised a portion of their overallotment option to purchase additional shares, raising USD 102.4 million in additional gross proceeds on February 6, 2024.

On February 8, 2024, the underwriters exercised the remaining portion of the option to purchase additional shares, raising an additional USD 102.4 million in further additional gross proceeds.

Immediately prior to the completion of the Amer Sports IPO, the Company (i) redesignated and reclassified each of the issued and outstanding class A voting shares and each of the issued and outstanding class B non- voting shares into a single class of ordinary shares, each entitled to one vote per share (collectively, the “Reclassification”) and (ii) effected a 3.3269-for-1 share split of its ordinary shares (the “Share Split”).

Following the Reclassification and the Share Split, but before giving effect to the Amer Sports IPO, the Company had 384,499,607 ordinary shares issued and outstanding. After giving effect to the Amer Sports IPO the Company has 505,249,607 ordinary shares issued and outstanding.

On February 16, 2024 the Company entered into a new credit agreement, providing for (i) a new 7-year USD 500 million term loan facility, (ii) a new 7-year EUR 700 million term loan facility and (iii) a new USD 710 million 5-year revolving credit facility (together, the “New Senior Secured Credit Facilities”). The Company also issued USD 800 million of 6.750% new senior secured notes on the same day.

Immediately prior to the completion of the IPO, a portion in the amount of approximately USD 2.60 billion of Loans from related parties (comprised of the Investment Loan and Facility A loan), with a carrying value of USD 4.08 billion as of December 31, 2023, were equitized (the “Equitization”).

The net proceeds of the Amer Sports IPO, together with the net proceeds from the USD 500 million term loan facility, the EUR 700 million term loan facility and the USD 800 million notes issuance and additional cash on hands were used to repay (i) all remaining borrowings under the old term loan facility under the Senior Facilities Agreement with a carrying value of USD 1.86 billion as of December 2023 (recorded within Loans from financial institutions), (ii) the remaining borrowings from Loans from related parties after the Equitization as well as (iii) the remaining borrowings from the bilateral facility with Standard Chartered and the old revolving credit facility under the Senior Facilities Agreement with a carrying value in the amount of USD 90 million and USD 291 million, respectively, as of December 31, 2023 (both recorded within current interest-bearing liabilities).

Share-based incentive plans (ESOP)

In connection with the Amer Sports IPO and prior to the vesting of the option awards under the 2019 ESOP and 2023 ESOP, the Company made modification of the terms of the awards. On January 4, 2024, the exercise price of all options was converted from euros to U.S. dollars. On January 22, 2024, all cash-settled options were modified and changed to equity-settled options. The Company is currently still assessing the accounting impact of these modifications.